Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Changes in the carrying amount of goodwill
Balance as of January 1	$ 40,563,075	$ 40,610,620	$ 40,215,987
Exchange rate translation	(755,832)	(47,545)	394,633
Balance as of December 31	39,807,243	40,563,075	40,610,620
Goodwill, net
Goodwill, gross				$ 457,629,547	$ 458,385,379
Accumulated impairment charge				(417,822,304)	(417,822,304)
Goodwill, net	40,563,075	40,610,620	40,215,987	$ 39,807,243	$ 40,563,075
Goodwill impairment charge	$ 0	$ 0	$ 0